Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of presentation
2.1	Basis of presentation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared on a historical cost basis, except for certain items, such as financial instruments measured at fair value, as described in Note 2.3. The consolidated financial statements are presented in Japanese yen (“¥” or “yen”), which is also the functional currency of the Company. All amounts are rounded to the nearest thousand, except when otherwise indicated.

The consolidated financial statements provide comparative information in respect of the previous period.

Basis of consolidation
2.2	Basis of consolidation

The Group has one consolidated subsidiary for the years ended December 31, 2018, 2017 and 2016. The financial statements of the subsidiary are prepared for the same reporting period as the Group and incorporated into the Group’s consolidated financial statements from the date on which the Group obtains control until the date that control ceases.

From the year ended December 31, 2018, the presentation of certain comparative items in the consolidated statement of financial position and consolidated statement of cash flows have been reclassified to conform with current year presentation

Revenue from contracts with customers

Revenue from contracts with customers

The Group recognizes revenue arising from contracts with customers based on a five-step model.

Step 1: Identify the contract(s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group satisfies a performance obligation and recognizes revenue over time if one of the following criteria is met.

(i)	The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs;

(ii)	The entity’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or

(iii)	The entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date.

The Group recognizes revenue for a performance obligation that is satisfied at a point in time when the Group transfers a promised good or service to a customer as described in the following transactions.

Revenue from restaurants owned and operated by the Group

Sale of food and beverage products at restaurants owned and operated by the Group

The Group is obligated to provide food and beverages products to customers at restaurants owned and operated by the Group. Performance obligations to provide food and beverages to customers at restaurants are satisfied when the Group transfers food and beverage products to customers and the customers obtain control of those products. Customers may redeem discount coupons that can be applied against the payment for food and beverage products at restaurants owned and operated by the Group. The Group measures revenue at an amount equal to consideration promised in a contract with a customer less those discounts.

The Group recognizes revenue when the services above are provided and the performance obligations are satisfied.

Niku (Beef) Mileage Program

The Group’s Niku (Beef) Mileage Program offers customers incentives to dine at Ikinari! Steak™ restaurants. This program allows members to earn mileage credits equivalent to the weight in grams of steak purchased at Ikinari! Steak™ restaurants. Members are rewarded with certain status level such as “Gold Member” and “Platinum Member” as they accumulate mileage credits. Members at certain status levels receive rewards in accordance with their accumulated mileage credits and can enjoy free or discounted food for their respective status levels with these rewards. The rewards have expiry dates, and the right of redemption is forfeited at a specified future expiration date.

The Group recognizes a contract liability (Note 18: Deferred revenue) corresponding to the sale giving rise to the mileage credits for the rewards. Such liability corresponds to the estimated future redemption amount calculated based on historical redemption patterns, taking into account rewards that are not expected to be utilized (referred to as ‘breakage’). There is uncertainty in the redemption patterns. Such liability is derecognized and revenue is recognized subsequently at the time when the rewards are redeemed and services, such as free or discounted steaks, are provided, satisfying the performance obligation. The same accounting treatment is applied at the expiration of rewards.

Niku (Beef) Money

The Group’s Niku (Beef) Money offers customers electronic money services whereby customers can charge (prepay) money as electronic money and can then use it for payment for the purchase of products, services, and other transactions in lieu of cash at restaurants. The Group recognizes a contract liability (Niku (Beef) Money deposit liability on the consolidated statements of financial position) when customers charge their cards at the amount of the prepayment for its performance obligation to transfer, or to stand ready to transfer, goods or services in the future. Such liability is derecognized and revenue is recognized subsequently at the time when food and beverages products are provided to customers at restaurants, satisfying the performance obligation. The Group recognizes the expected breakage at the amount calculated based on historical breakage patterns.

Revenue from franchised restaurants

Services provided to franchised restaurants

The Group has the following performance obligations in the contracts with franchised restaurants:

•	Wholesale distribution of food and beverage products and other consumables;

•	Design and supervisory of the construction of a store prior to its opening; and

•	Provision of staff training prior to store opening.

The Group recognizes revenue when the services above are provided and the performance obligations are satisfied.

Royalties

The Group also has the following performance obligations in the contracts with franchised restaurants in addition to the above:

•	Grant of rights to display or use trademarks, service mark, and logo throughout the contractual period;

•	Grant of rights to use all know-how throughout the contractual period; and

•	Provision of follow-up operational training and guidance throughout the contractual period.

The Group receives royalties for satisfying the performance obligations stated above. The performance obligations are satisfied over the contractual period, and accordingly, the Group recognizes revenue in proportion to monthly sales of franchised restaurants.

Franchise fees

In addition, the Group receives franchise fees primarily for such one-time performance obligations in the contracts with franchised restaurants as business plan developments and market and location research prior to store opening. The Group recognizes franchise fees as revenue when it satisfies these obligations.

Wholesale distribution of food and beverage products—Commission

Commission revenue from wholesale distribution of food and beverage products to franchisees is recognized, in general, on the date of the delivery of the related food and beverage products to franchised restaurants.

In these transactions, the Group primarily acts as a purchasing agent on behalf of a franchised restaurant, and revenue is presented as the amount received from the franchised restaurant less the amount paid on behalf of the franchised restaurant to the supplier. The Group acts as a principal in import transactions only. The following indicators are considered when determining whether the Group is acting as a principal or an agent with respect to a transaction:

•	Whether the Group has the primary responsibility for providing goods or services to franchised restaurants or fulfilling the order;

•	Whether the Group has inventory risk before or after the franchised restaurants’ orders, during transportation, or on return; and

•	Whether the Group has the right to establish prices, either directly or indirectly.

Revenue from master franchise agreements

The Group has the following performance obligations in the master franchise agreements with master franchisors:

•	Grant of franchise rights to establish and operate directly owned restaurants within the sub-franchise territory;

•	Grant of exclusive rights to grant franchise rights to sub-franchisees to establish and operate franchised restaurants within the sub-franchise territory; and

•	Provision of necessary operational training throughout the contractual period.

The Group recognizes revenue when it satisfies the performance obligations stated above. The performance obligations above are satisfied over the contractual period, and accordingly, the Group recognizes revenue evenly over the period, and records a contract liability (Note 18: Deferred revenue) for the deferred potion of master franchise fees.

In addition to these contract liabilities described above, “Advances received” are also recorded as a contract liability.

Foreign currencies

Foreign currencies

Presentation currency and functional currency

The Group determines the functional currency for each entity and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

Group company

On consolidation, the assets and liabilities of the foreign operation are translated into yen at the rate of exchange prevailing at the reporting date and its statements of profit or loss are translated at average exchange rates for the year, unless exchange rates fluctuate significantly during the period, in which case, the exchange rates at the dates of the transactions are used. The exchange differences arising on translation for consolidation are recognized in OCI.

Taxes

Taxes

Current income tax

Current income taxes are calculated as expected taxes payables or receivables on the taxable income, using the tax rates enacted or substantially enacted by the end of the reporting period, adjusted by taxes payable or receivable in prior financial years.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of profit or loss. Management periodically evaluates positions taken in its tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the asset and liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

In respect of taxable temporary differences associated with investment in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

In respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if and only if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Consumption tax

Expenses and assets are recognized net of the amount of consumption tax, except:

•

When the consumption tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the consumption tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable; and

•	When receivables and payables are stated with the amount of consumption tax included as part of receivables or payables in the consolidated statements of financial position.

Current versus non-current classification

Current versus non-current classification

The Group presents assets and liabilities in the consolidated statements of financial position based on current/non-current classification. An asset is current when it is expected to be realized or intended to be sold or consumed within the Group’s normal operating cycle, which is approximately 12 months. All other assets are classified as non-current.

Likewise, a liability is current when it is expected to be settled within the Group’s normal operating cycle, which is approximately 12 months. The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Fair value measurement

Fair value measurement

The Group measures financial instruments such as financial assets at fair value through profit or loss and at fair value through other comprehensive income at fair value, at each reporting date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	—	Quoted (unadjusted) market prices in active markets for identical assets or liabilities

Level 2	—	Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3	—	Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of its fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

Fair value related disclosures for financial instruments and non-financial assets that are measured at fair value or where fair values are disclosed in this note. Additional fair value related disclosures, including the valuation methods, significant estimates and assumptions are also provided in Note 7.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price, any directly attributable costs of bringing the asset to its working condition and location for its intended use, and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Other than land and construction in progress, depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

• Leasehold improvements	5 to 16 years

• Kitchen equipment	3 to 12 years

• Furniture and fixtures	2 to 20 years

Items of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Depreciation is recognized in the consolidated statements of profit or loss as “Selling, general and administrative expenses”. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the depreciation period or method, as appropriate, and are treated as changes in accounting estimates.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Intangible assets with finite lives are Software, which is amortized over its useful economic life of 5 years.

The Group has no internally generated intangible assets nor intangible assets with indefinite useful lives.

The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each financial year. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. Amortization is recognized in the consolidated statements of profit or loss as “Selling, general and administrative expenses”. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of profit or loss as “Selling, general and administrative expenses”.

Impairment of non-financial assets

Impairment of non-financial assets

The Group assesses during each reporting period whether there is any indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset, such as goodwill or intangible assets with indefinite life, is required, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs is determined. The recoverable amount is the higher of fair value less costs of disposal or its value in use. When the carrying amount of an asset or a CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or quoted share prices for publicly traded companies or other available fair value indicators.

The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. In principle, each restaurant is considered as an individual CGU and the recoverable amounts of each CGU are generally calculated based on value in use as this is generally considered to be higher than fair value less costs of disposal. These budgets and forecast calculations generally cover a period of three years. No growth rate is applied to project future cash flows after the third year.

Impairment losses of continuing operations are recognized in the consolidated statements of profit or loss as “Other operating expenses”.

Assets other than goodwill are assessed to determine whether there is any indication that previously recognized impairment losses no longer exist or have decreased. If such an indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of profit or loss.

Financial instruments-initial recognition and subsequent measurement

Financial instruments—initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of IFRS 15, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

For purposes of subsequent measurement, financial assets are classified in three categories:

•	Financial assets at amortized cost

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses

•	Financial assets at fair value through profit or loss

Financial assets measured at amortized cost

The Group measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows

And

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

“Trade and other receivables”, “Loan receivables” and “Lease deposits receivables” are classified as Financial assets measured at amortized cost.

Trade and other receivables, Loan receivables and Lease deposits receivables

These receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate (“EIR”) method, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. The EIR amortization is included in “Finance income” in the statements of profit or loss. The losses arising from impairment are recognized in the statements of profit or loss in “Finance costs” for loans and in “Selling, general and administrative expenses” for receivables.

Lease deposit receivables and Construction loan receivable from lessors

The difference between the amount paid and the amount initially recognized at fair value of these receivables is initially recognized as “Prepayments” and is amortized as part of the lease expense over the lease term. The receivables increase over the lease term as interest is accreted using the effective interest rate method. The interest rate is based on low-risk long-term debt plus lessor’s credit spreads and interest income is recorded within “Finance income”. For more information on receivables, refer to Note 8 and Note 11.

Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity instruments under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as finance income in the statement of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.

Financial assets measured at fair value through profit or loss

Financial assets measured at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, financial assets that do not satisfy the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, or financial assets that satisfies the criteria for equity instruments, but not designated at fair value through OCI. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets under this category are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

Life insurance funds established for key management personnel are classified as financial assets measured at fair value through profit or loss.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s statements of financial position) when:

•	The rights to receive cash flows from the asset have expired; or

•

The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For trade receivables and lease receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

For debt instruments at amortized cost, the Group applies the low credit risk simplification. At every reporting date, the Group evaluates whether the debt instrument is considered to have low credit risk using all reasonable and supportable information that is available without undue cost or effort. In making that evaluation, the Group reassesses the internal credit rating of the debt instrument. In addition, the Group considers that there has been a significant increase in credit risk when contractual payments are more than 30 days past due.

It is the Group’s policy to measure ECLs on such instruments on a 12-month basis. However, when there has been a significant increase in credit risk since origination, the allowance will be based on the lifetime ECL.

The Group uses data and index observable from following sources to determine whether the debt instrument has significantly increased in credit risk and to estimate ECLs:

•	Internal reports such as sales reports from sales department

•	Internally generated index regarding collaterals and past due events.

The financial asset is credit-impaired when one or more events that have detrimental impact on the estimated future cash flows of the financial assets have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

•	Significant financial difficulty of the borrower or issuer

•	A breach of contract such as default or past due events

•	It is becoming probable that the borrower will enter bankruptcy

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, or financial liabilities measured at amortized cost.

All financial liabilities are recognized initially at fair value and, in the case of financial liabilities measured at amortized cost, net of directly attributable transaction costs.

The Group’s financial liabilities include “Trade and other payables”, “Related party trade payables”, “Interest-bearing loans and borrowings” and “Franchise deposit liabilities” under “Other non-current financial liabilities”.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss. Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

Financial liabilities measured at amortized cost

This category applies to trade and other payables, interest-bearing loans and borrowings and franchise deposit liabilities.

Trade and other payables and related party trade payables

The carrying amounts are measured at amortized cost using the EIR method. For more information, refer to Note 16.

Interest-bearing loans and borrowings

After initial recognition, the carrying amount of interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method.

Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss. For more information, refer to Note 11.

Franchise deposits liabilities

The difference between the amount received and the amount initially recognized at fair value is initially recognized as “Deferred revenue” and is recognized on a straight-line basis over the expected franchise contract term as part of “Other operating income”. The franchise deposit liabilities increases over the contract term as interest is accreted using the effective interest method. Such interest is recorded within “Finance costs” and added to “Franchise deposit liabilities”.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statements of profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Leases

Leases

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset (or assets), even if that asset (or those assets) is not explicitly specified in an arrangement.

Group as a lessee

The Group mainly leases the premises in which its restaurants are located.

A lease is classified at inception date as a finance lease or as an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease. An operating lease is a lease other than a finance lease. Operating lease expense is recognized within “Selling, general and administrative expenses” in the consolidated statements of profit or loss. Lease deposits receivable are refundable and considered to be a financial asset recorded initially at fair value with interest accreted over the expected lease term. Any differences between such fair value and the deposit paid are considered to be “Prepayments”, which are amortized over the expected lease terms on a straight line basis and recognized as “Selling, general and administrative expenses”.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. The Group sublets restaurant premises and equipment under operating leases to certain franchisees. While the Group makes the lease payments to the lessor of the original lease, it receives sublease payments from the sub-lessees, which are recognized as revenue. Contingent rents are recognized as revenue in the period in which they are earned.

Inventories

Inventories

Inventories are valued at the lower of cost and net realizable value. The cost of inventories of the Group is calculated using the first-in first-out method.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents in the consolidated statements of financial position comprise cash at banks and on hand and short-term deposits with maturities of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of cash and cash equivalents, as defined above.

Treasury shares

Treasury shares

The Company’s own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancelation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

Cash dividends

Cash dividends

The Group recognizes a liability to pay dividends when the distribution is authorized and is no longer at the discretion of the Group. In accordance with the corporate laws of Japan, interim dividends are authorized by the Board of Directors and dividends at year-end are authorized at a shareholders’ meeting. The corresponding amount is recognized directly in equity.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the consolidated statements of profit or loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, as appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Asset retirement obligations

The Group records a provision for the asset retirement obligations related to restaurants. Restoration costs are provided for at the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of the relevant asset. The cash flows are discounted at a current pre-tax rate that reflects the risks specific to the asset retirement obligations. The unwinding of the discount is expensed as incurred and recognized in the consolidated statements of profit or loss as a finance cost. The estimated future costs of restoration are reviewed annually and adjusted as appropriate. Changes in the estimated future costs, or in the discount rate applied, are added to or deducted from the cost of the asset.

Provision for onerous lease contracts

A provision is recognized for a present obligation arising under an onerous contract, which is defined as a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. Judgment is required in determining if a present obligation exists, taking into account all available evidence. Once the existence has been established, the Group recognizes provisions for the present value of the amount by which the unavoidable costs to fulfill the agreements exceed the expected benefits from such agreements, which is the lesser of the estimated loss from either a sublease or a lease termination. The estimated loss from a sublease comprises the sum of estimated non-cancellable lease payments, including contractually required real estate taxes, common area maintenance and insurance costs, and other exit costs associated with store closing commitments exceeding expected sub-lease income. The estimated loss from a lease termination is the estimated amount to cancel the agreement.

The Group regularly reviews the operational performance of our stores and makes assessments of the future developments of these stores. In some cases, we decide to close stores, which requires management to make a number of judgments to ensure that these decisions are appropriately reflected in our financial statements. This involves testing non-financial assets for impairment, and also the recognition of provisions relating to store closures such as provisions for onerous contracts.

Stock option transactions

Stock option transactions

Employees (including directors and corporate auditors) of the Group receive remuneration in the form of stock options, whereby employees render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Note 23.

That cost is recognized in employee benefit expenses (Note 28), together with a corresponding increase in equity (stock options), over the period in which the services are rendered and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statements of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the stock option transaction, or is otherwise beneficial to the employee. Where an award is canceled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Note 32).

Changes in accounting policies and disclosures
2.4	Changes in accounting policies and disclosures

On January 1, 2018, the Group adopted IFRS 15 and IFRS 9. The nature and effect of the changes as a result of the adoption of these new accounting standards are described below.

Several other amendments and interpretations effective and applied on January 1, 2018 do not have an impact on the consolidated financial statements of the Group. The Group has not early adopted any standard, interpretation or amendment that has been issued, but is not yet effective.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations and it applies, with limited exceptions, to all revenue arising from customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgment, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Group adopted IFRS 15 using the modified retrospective method of adoption, and therefore the date of initial application was January 1, 2018. Under this method, the standard was applied only to contracts that were not completed at this date. The cumulative effect of initially applying IFRS 15 was not material to the opening balance of retained earnings.

IFRS 15 did not impact the Group’s recognition of revenue from restaurants owned and operated by the Group as those sales are recognized at the time of the underlying sale and are presented net of sales taxes and discounts. The standard also did not change the recognition of royalties from restaurants operated by franchisees, which are based on a percentage of sales and recognized at the time the underlying sales occur.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after 1 January 2018, and covers classification and measurement; impairment; and hedge accounting. The Group applied IFRS 9 in accordance with the transition rules with an initial application date of 1 January 2018. The Group elected not to restate comparative information.

The impact of application of the new standard does not materially change the Group’s accounting for financial instruments and there were no material adjustments at the initial application date.